Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents and Restricted Cash[Abstract]
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3: CASH AND CASH EQUIVALENTS

Cash and cash equivalents consisted of the following:

	December 31, 2017	December 31, 2016
Cash at banks	$12,556	$49,787
Short-term deposits	14,530	3,004
Total cash and cash equivalents	$27,086	$52,791

The bank accounts are legally owned by the entities referenced in Note 1.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

Restricted cash of $10,000 as of December 31, 2017 ($0 for December 31, 2016) is held as required by certain provisions of Navios Midstream’s credit facility.